Unrealized Gains (Losses) From Debt Hedges Included In Accumulated Other (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2001 6.375% Senior Notes due 2012	Dec. 31, 2012 6.375% Senior Notes due 2012	Dec. 31, 2011 3.75% Senior Notes due 2021	Dec. 31, 2012 3.75% Senior Notes due 2021	Dec. 31, 1999 6 5/8% Senior Notes due 2029	Dec. 31, 2012 6 5/8% Senior Notes due 2029	Dec. 31, 2002 6.25% Senior Notes due 2032	Dec. 31, 2012 6.25% Senior Notes due 2032	Dec. 31, 2007 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067	Dec. 31, 2012 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067
Debt Instrument [Line Items]
Unrealized Gain (Loss)	$ 18.4		$ (5.1)		$ (4.2)		$ 5.1		$ 34.4
Unamortized Balance		$ 0		$ (4.5)		$ (3.4)		$ 4.3		$ 13.0